Segment information and revenue - Remaining performance obligations of long-term contracts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to long???term contracts that are partially or fully unsatisfied at the end of each year	¥ 1,051,690	¥ 610,516	¥ 383,716
Expected to be recognized within one year
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to long???term contracts that are partially or fully unsatisfied at the end of each year	670,991	455,294	240,089
Expected to be recognized in one to two years
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to long???term contracts that are partially or fully unsatisfied at the end of each year	237,126	89,762	67,464
Expected to be recognized in two to three years
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to long???term contracts that are partially or fully unsatisfied at the end of each year	99,208	33,937	48,475
Expected to be recognized beyond three years
Disclosure of transaction price allocated to remaining performance obligations
Aggregate amount of the transaction price allocated to long???term contracts that are partially or fully unsatisfied at the end of each year	¥ 44,365	¥ 31,523	¥ 27,688